Fees Summary	Jan. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,698,000
Previously Paid Amount	0.00
Total Fee Amount	234.49
Total Offset Amount	0.00
Net Fee	234.49
Narrative - Max Aggregate Offering Price	$ 1,698,000
Final Prospectus	true